Leases (Tables)	Nov. 18, 2019
Leases [Abstract]
Lease Assets and Liabilities Recorded in Consolidated Balance Sheets
At June 30, 2019, the Companies had the following lease assets and liabilities recorded in the Consolidated Balance Sheets:

June 30, 2019
(millions)
Dominion Energy
Lease assets:
Operating lease assets	$468
Finance lease assets (1)	87

Total lease assets	$555

Lease liabilities:
Operating lease liabilities (2)	$59
Finance lease liabilities (3)	15

Total lease liabilities - current	74

Operating lease liabilities	404
Finance lease liabilities (4)	72

Total lease liabilities - noncurrent	476

Total lease liabilities	$550

Virginia Power
Operating lease assets	$191
Finance lease assets (1)	11

Total lease assets	$202

Lease liabilities:
Operating lease liabilities (2)	$31
Finance lease liabilities (3)	2

Total lease liabilities - current	33

Operating lease liabilities	158
Finance lease liabilities (4)	8

Total lease liabilities - noncurrent	166

Total lease liabilities	$199

Dominion Energy Gas
Operating lease assets	$39
Finance lease assets (1)	3

Total lease assets (5)	$42

Lease liabilities:
Operating lease liabilities (2)	$6
Finance lease liabilities (3)	—

Total lease liabilities - current	6

Operating lease liabilities	32
Finance lease liabilities (4)	3

Total lease liabilities - noncurrent	35

Total lease liabilities (5)	$41

(1)
Included in property, plant and equipment in the Companies’ Consolidated Balance Sheets, net of $
32
 million, $
2
million and $
1
million of accumulated amortization at Dominion Energy, Virginia Power and Dominion Energy Gas, respectively, at June 30, 2019.

(2)	Included in other current liabilities in the Companies’ Consolidated Balance Sheets.
(3)	Included in securities due within one year in the Companies’ Consolidated Balance Sheets.
(4)	Included in long-term debt in the Companies’ Consolidated Balance Sheets.
(5)	Excludes $ 24 million of lease assets recorded in assets of discontinued operations and $ 25 million of lease liabilities recorded in liabilities of discontinued operations.

Summary of Total Lease Cost
For the three and six months ended June 30, 2019, total lease cost associated with the Companies’ lessee leasing arrangements consisted of the following:

	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
(millions)
Dominion Energy
Finance lease cost:
Amortization	$4	$7
Interest	1	2
Operating lease cost	19	44
Short-term lease cost	7	13
Variable lease cost	1	3

Total lease cost	$32	$69

Virginia Power
Operating lease cost	$11	$21
Short-term lease cost	2	4
Variable lease cost	—	1

Total lease cost	$13	$26

Dominion Energy Gas
Operating lease cost	$1	$3
Short-term lease cost	2	3

Total lease cost	$3	$6

Cash Paid for Amounts Included in Measurement of Lease Liabilities
For the six months ended June 30, 2019, cash paid for amounts included in the measurement of lease liabilities consisted of the following amounts, included in the Companies’ Consolidated Statements of Cash Flows:

Six Months Ended June 30, 2019
(millions)
Dominion Energy
Operating cash flows for finance leases	$2
Operating cash flows for operating leases	61
Financing cash flows for finance leases	6
Virginia Power
Operating cash flows for operating leases	26
Dominion Energy Gas
Operating cash flows for operating leases	6

Weighted Average Remaining Lease Term and Weighted Discounted Rate for Finance and Operating Leases
At June 30, 2019, the weighted average remaining lease term and weighted discount rate for the Companies’ finance and operating leases were as follows:

June 30, 2019
Dominion Energy
Weighted average remaining lease term - finance leases	7 years
Weighted average remaining lease term - operating leases	21 years
Weighted average discount rate - finance leases	4.68%
Weighted average discount rate - operating leases	4.61%
Virginia Power
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	17 years
Weighted average discount rate - finance leases	4.93%
Weighted average discount rate - operating leases	4.51%
Dominion Energy Gas
Weighted average remaining lease term - finance leases	6 years
Weighted average remaining lease term - operating leases	9 years
Weighted average discount rate - finance leases	4.85%
Weighted average discount rate - operating leases	4.43%

Scheduled Maturities of Lease Liabilities
The Companies’ lease liabilities have the following scheduled maturities:

Maturity of Lease Liabilities	Dominion Energy		Virginia Power		Dominion Energy Gas (1)
(millions)	Operating	Finance	Operating	Finance	Operating	Finance
2019	$35	$10	$17	$1	$8	$1
2020	67	18	33	2	13	1
2021	59	16	29	2	11	1
2022	49	14	23	2	9	1
2023	39	11	18	2	6	1
After 2023	531	35	160	3	25	2

Total undiscounted lease payments	780	104	280	12	72	7

Present value adjustment	(317)	(17)	(91)	(2)	(13)	(1)

Present value of lease liabilities	$463	$87	$189	$10	$59	$6

(1)	Includes amounts reflected in discontinued operations.